COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
15.	COMMITMENTS AND CONTINGENCIES

In April 2007, the Company entered into a five year term capital lease arrangement to finance €218 in lab equipment purchases. The borrowing is payable in equal monthly installments of €4 over a period of 60 months. The arrangement is classified as a capital lease and expires in March 2012.

In April 2007, the Company entered into a five year term capital lease arrangement to finance €110 in laboratory equipment purchases. The borrowing is payable in equal monthly installments of €2 over a period of 60 months. The arrangement is classified as a capital lease and expires in March 2012.

Future non-cancellable minimum lease payments under operating and capital leases as of December 31, 2011 are:

	Operating Leases	Capital Leases
2012	€300	21
2013	240	-
2014	185	-
2015	185	-
2016	185
Thereafter	185	-
Total minimum lease payments	€1,280	21
Less: imputed interest		-
Present value of net minimum lease payment		21
Less: Current portion of capital lease payment		21
Long term portion of capital lease payment		-

As of December 31, 2011, we had €1,966 thousand in future payables under outstanding contracts that are not revocable. Most of these contracts are on a cost plus or actual cost basis.